UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

APPRECIATION FUND

FORM N-Q

JULY 31, 2011

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.1%
CONSUMER DISCRETIONARY - 9.7%
Auto Components - 0.6%
Johnson Controls Inc.	689,010	$25,458,919

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	588,320	50,877,913
Yum! Brands Inc.	400,590	21,159,164

Total Hotels, Restaurants & Leisure		72,037,077

Internet & Catalog Retail - 0.7%
Amazon.com Inc.	134,300	29,884,436	*

Media - 4.5%
Comcast Corp., Class A Shares	3,497,360	84,006,587
Walt Disney Co.	2,616,670	101,055,796

Total Media		185,062,383

Multiline Retail - 0.3%
Target Corp.	272,670	14,039,778

Specialty Retail - 1.9%
Home Depot Inc.	1,577,750	55,110,808
Staples Inc.	1,359,720	21,837,103

Total Specialty Retail		76,947,911

TOTAL CONSUMER DISCRETIONARY		403,430,504

CONSUMER STAPLES - 10.4%
Beverages - 1.9%
Coca-Cola Co.	688,280	46,809,923
PepsiCo Inc.	493,120	31,579,405

Total Beverages		78,389,328

Food & Staples Retailing - 2.7%
CVS Caremark Corp.	872,360	31,710,286
Wal-Mart Stores Inc.	1,497,550	78,935,860

Total Food & Staples Retailing		110,646,146

Food Products - 2.8%
General Mills Inc.	860,650	32,145,277
H.J. Heinz Co.	800,000	42,112,000
Kraft Foods Inc., Class A Shares	1,217,420	41,854,900

Total Food Products		116,112,177

Household Products - 3.0%
Kimberly-Clark Corp.	596,980	39,018,613
Procter & Gamble Co.	1,398,910	86,018,976

Total Household Products		125,037,589

TOTAL CONSUMER STAPLES		430,185,240

ENERGY - 11.0%
Energy Equipment & Services - 1.8%
Halliburton Co.	499,510	27,338,182
Schlumberger Ltd.	241,590	21,832,488
Weatherford International Ltd.	1,142,740	25,048,861	*

Total Energy Equipment & Services		74,219,531

Oil, Gas & Consumable Fuels - 9.2%
Apache Corp.	326,844	40,437,139
Chevron Corp.	730,350	75,971,007
ConocoPhillips	410,630	29,561,254
El Paso Corp.	1,413,780	29,053,179
Exxon Mobil Corp.	1,734,120	138,365,435
Newfield Exploration Co.	496,590	33,480,098	*
Spectra Energy Corp.	1,303,491	35,220,327

Total Oil, Gas & Consumable Fuels		382,088,439

TOTAL ENERGY		456,307,970

FINANCIALS - 13.7%
Capital Markets - 0.6%
Charles Schwab Corp.	1,813,910	27,081,676

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Commercial Banks - 1.8%
U.S. Bancorp	857,450	$22,345,147
Wells Fargo & Co.	1,841,070	51,439,496

Total Commercial Banks		73,784,643

Diversified Financial Services - 2.8%
Bank of America Corp.	1,941,160	18,848,664
Citigroup Inc.	935,093	35,851,466
JPMorgan Chase & Co.	1,527,570	61,790,206

Total Diversified Financial Services		116,490,336

Insurance - 6.4%
Berkshire Hathaway Inc., Class A Shares	582	64,893,000	*
Lincoln National Corp.	602,980	15,978,970
MetLife Inc.	1,158,228	47,730,576
Travelers Cos. Inc.	2,488,400	137,185,492

Total Insurance		265,788,038

Real Estate Investment Trusts (REITs) - 1.3%
Annaly Capital Management Inc.	1,775,120	29,786,514
Chimera Investment Corp.	7,886,880	24,291,590

Total Real Estate Investment Trusts (REITs)		54,078,104

Real Estate Management & Development - 0.8%
Forest City Enterprises Inc., Class A Shares	1,871,950	33,713,819	*

TOTAL FINANCIALS		570,936,616

HEALTH CARE - 9.4%
Biotechnology - 1.1%
Amgen Inc.	650,000	35,555,000	*
Human Genome Sciences Inc.	596,570	12,533,936	*

Total Biotechnology		48,088,936

Health Care Providers & Services - 1.2%
Aetna Inc.	706,530	29,313,930
AmerisourceBergen Corp.	513,390	19,667,971

Total Health Care Providers & Services		48,981,901

Pharmaceuticals - 7.1%
Abbott Laboratories	536,580	27,537,286
Bristol-Myers Squibb Co.	973,390	27,897,357
Johnson & Johnson	1,112,120	72,054,255
Merck & Co. Inc.	1,038,650	35,449,124
Novartis AG, ADR	884,250	54,116,100
Pfizer Inc.	3,182,700	61,235,148
Warner Chilcott PLC, Class A Shares	731,510	15,376,340

Total Pharmaceuticals		293,665,610

TOTAL HEALTH CARE		390,736,447

INDUSTRIALS - 12.4%
Aerospace & Defense - 1.7%
Honeywell International Inc.	890,160	47,267,496
Raytheon Co.	551,770	24,680,672

Total Aerospace & Defense		71,948,168

Air Freight & Logistics - 1.7%
United Parcel Service Inc., Class B Shares	1,031,100	71,372,742

Commercial Services & Supplies - 1.0%
Waste Management Inc.	1,235,030	38,891,095

Industrial Conglomerates - 5.9%
3M Co.	669,810	58,367,243
General Electric Co.	3,609,100	64,638,981
McDermott International Inc.	1,227,960	24,767,953	*
Tyco International Ltd.	361,620	16,016,150
United Technologies Corp.	996,200	82,525,208

Total Industrial Conglomerates		246,315,535

Machinery - 1.6%
Deere & Co.	131,660	10,336,627
Eaton Corp.	755,350	36,219,032

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
Machinery - continued
PACCAR Inc.	460,550	$19,716,146

Total Machinery		66,271,805

Road & Rail - 0.5%
Norfolk Southern Corp.	260,099	19,689,494

TOTAL INDUSTRIALS		514,488,839

INFORMATION TECHNOLOGY - 17.8%
Communications Equipment - 1.9%
Cisco Systems Inc.	2,312,090	36,924,077
Motorola Solutions Inc.	487,510	21,884,324	*
QUALCOMM Inc.	333,020	18,242,836

Total Communications Equipment		77,051,237

Computers & Peripherals - 3.6%
Apple Inc.	260,040	101,540,419	*
EMC Corp.	1,048,855	27,354,139	*
NetApp Inc.	422,940	20,098,109	*

Total Computers & Peripherals		148,992,667

Internet Software & Services - 3.1%
eBay Inc.	1,234,110	40,417,103	*
Google Inc., Class A Shares	113,460	68,494,667	*
VeriSign Inc.	660,620	20,617,950

Total Internet Software & Services		129,529,720

IT Services - 3.9%
Automatic Data Processing Inc.	884,820	45,559,382
International Business Machines Corp.	389,240	70,783,294
Visa Inc., Class A Shares	533,380	45,625,325

Total IT Services		161,968,001

Office Electronics - 0.3%
Xerox Corp.	1,280,340	11,945,572

Semiconductors & Semiconductor Equipment - 0.5%
Texas Instruments Inc.	724,000	21,539,000

Software - 4.5%
Citrix Systems Inc.	413,750	29,806,550	*
Microsoft Corp.	3,818,260	104,620,324
Oracle Corp.	1,782,540	54,510,073

Total Software		188,936,947

TOTAL INFORMATION TECHNOLOGY		739,963,144

MATERIALS - 8.0%
Chemicals - 6.5%
Celanese Corp., Series A Shares	1,541,290	84,971,318
E.I. du Pont de Nemours & Co.	602,560	30,983,635
Ecolab Inc.	603,970	30,198,500
Monsanto Co.	317,740	23,347,535
Potash Corp. of Saskatchewan Inc.	431,210	24,928,250
PPG Industries Inc.	921,150	77,560,830

Total Chemicals		271,990,068

Metals & Mining - 0.2%
Newmont Mining Corp.	145,640	8,099,041

Paper & Forest Products - 1.3%
International Paper Co.	1,755,550	52,139,835

TOTAL MATERIALS		332,228,944

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.5%
AT&T Inc.	2,388,200	69,878,732
Verizon Communications Inc.	999,090	35,257,886

Total Diversified Telecommunication Services		105,136,618

Wireless Telecommunication Services - 0.7%
American Tower Corp., Class A Shares	555,530	29,181,991	*

TOTAL TELECOMMUNICATION SERVICES		134,318,609

See Notes to Schedule of Investments.

LEGG MASON CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY	SHARES	VALUE
UTILITIES – 0.5%
Multi-Utilities – 0.5%
Wisconsin Energy Corp.	673,510	$20,643,082

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost – $2,841,215,382)		3,993,239,395

RATE		MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 3.9%
Repurchase Agreements - 3.9%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity - $160,927,743; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value - $164,144,563) (Cost - $160,926,000)	0.130%	8/1/11	160,926,000	160,926,000

TOTAL INVESTMENTS - 100.0% (Cost - $3,002,141,382#)				4,154,165,395
Other Assets in Excess of Liabilities - 0.0%				1,438,407

TOTAL NET ASSETS - 100.0%				$4,155,603,802

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$3,993,239,395	—	—	$3,993,239,395
Short-term investments†	—	$160,926,000	—	160,926,000

Total investments	$3,993,239,395	$160,926,000	—	$4,154,165,395

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all

Notes to Schedule of Investments (unaudited) (continued)

times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,203,378,655
Gross unrealized depreciation	(51,354,642)

Net unrealized appreciation	$1,152,024,013

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	September 22, 2011